Operating Expenses - Summary of General Administration Expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (23,247)	€ (20,417)
Other	231
General administration expenses	(34,391)	(22,133)
General Administration Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(4,169)	(2,699)
Personnel costs	(16,837)	(12,466)
Insurance	(1,538)	(627)
IT & Consulting	(73)	(4,535)
Other	€ (11,773)	€ (1,805)